Intangible assets	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
14. Intangible assets
The carrying value of intangible assets is as follows:

	Yen in millions
	March 31,
	2022	2023
Capitalized development costs	663,762	669,612
Software and other	528,204	579,510

Total	1,191,966	1,249,122

The changes in cost and accumulated amortization of intangible ass
e
ts are as follows:
(Cost)

	Yen in millions
	Capitalized development costs	Software and other	Total
Balance as of April 1, 2021	1,104,142	727,874	1,832,016

Additions	—	41,616	41,616
Internally developed	200,512	86,342	286,853
Sales or disposal	(163,419)	(60,981)	(224,400)
Foreign currency translation adjustments	—	25,333	25,333
Other	—	7,048	7,048

Balance as of March 31, 2022	1,141,234	827,232	1,968,466

Additions	—	40,655	40,655
Internally developed	181,634	98,040	279,674
Sales or disposal	(164,898)	(38,473)	(203,372)
Foreign currency translation adjustments	1,465	20,886	22,351
Other	—	17,056	17,056

Balance as of March 31, 2023	1,159,435	965,395	2,124,830

(Accumulated amortization)

	Yen in millions
	Capitalized development costs	Software and other	Total
Balance as of April 1, 2021	(472,966)	(250,417)	(723,382)

Amortization	(167,926)	(94,593)	(262,518)
Sales or disposal	163,419	60,375	223,794
Foreign currency translation adjustments	—	(13,570)	(13,570)
Other	—	(823)	(823)

Balance as of March 31, 2022	(477,472)	(299,028)	(776,500)

Amortization	(164,512)	(112,965)	(277,477)
Sales or disposal	152,161	37,901	190,062
Foreign currency translation adjustments	—	(10,533)	(10,533)
Other	—	(1,261)	(1,261)

Balance as of March 31, 2023	(489,823)	(385,886)	(875,708)

Amortization of intangible assets is included in “Cost of products sold” and “Selling, general and administrative” in the consolidated statement of income. There is no material internally generated intangible assets except for capitalized development costs.